Form N-1A Cover	Jul. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Jul. 28, 2025
Document Effective Date	Jul. 28, 2025
Registrant Name	Atlas U.S. Government Money Market Fund, Inc.
Entity Central Index Key	0002063200
Entity Investment Company Type	N-1A
Prospectus Date	Jul. 18, 2025